Trade receivables - Components of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Financial assets	$ 4,674	$ 3,893
Trade receivables
Disclosure of provision matrix [line items]
Financial assets	1,736	1,770
Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	1,777	1,814
Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(41)	(44)	$ (57)	$ (55)
Not overdue | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 1,446	$ 1,450
Expected credit loss rates	0.10%	0.10%
Not overdue | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 1,448	$ 1,452
Not overdue | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(2)	(2)
Past due for not more than one month | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 136	$ 142
Expected credit loss rates	0.70%	0.70%
Past due for not more than one month | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 137	$ 143
Past due for not more than one month | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(1)	(1)
Past due for more than one month but less than three months | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 82	$ 92
Expected credit loss rates	2.40%	2.10%
Past due for more than one month but less than three months | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 84	$ 94
Past due for more than one month but less than three months | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(2)	(2)
Past due for more than three months but less than six months | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 46	$ 52
Expected credit loss rates	6.10%	3.70%
Past due for more than three months but less than six months | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 49	$ 54
Past due for more than three months but less than six months | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(3)	(2)
Past due for more than six months but less than one year | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 16	$ 22
Expected credit loss rates	38.50%	37.10%
Past due for more than six months but less than one year | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 26	$ 35
Past due for more than six months but less than one year | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(10)	(13)
Past due for more than one year | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 10	$ 12
Expected credit loss rates	69.70%	66.70%
Past due for more than one year | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 33	$ 36
Past due for more than one year | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	$ (23)	$ (24)